Submission	Apr. 07, 2026
Submission [Line Items]
Central Index Key	0002052568
Registrant Name	Legence Corp.
Registration File Number	333-294894
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES